Securities Act Registration No. 333-138045

Investment Company Act Registration No. 811-21962

As filed with the Securities and Exchange Commission on March 9, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___

☐

Post-Effective Amendment No.   37

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   38

☒

(Check appropriate box or boxes.)

Epiphany Funds

(Exact Name of Registrant as Specified in Charter)

200 N. Mesquite Street, Suite 205

Arlington, TX 76011

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 320-2185

Samuel J. Saladino III

200 N. Mesquite Street, Suite 205

Arlington, TX 76011

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☑  Immediately upon filing pursuant to paragraph (b)

☐On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 9th day of March, 2018.

Epiphany Funds

*By:  /s/ Cassandra Borchers

Cassandra Borchers

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Bob Anastasi*

Treasurer (Principal Financial Officer/ Principal

Accounting Officer)

Robert J. Mitchell*

Trustee

Dr. William R. Reichenstein*

Trustee

Kenneth Dalton*

Trustee

Samuel J. Saladino, III*

President (Chief Executive Officer) and Trustee

* By:  /s/ Cassandra Borchers

Cassandra Borchers

Attorney-in-Fact

Date:

March 9, 2018

*Attorney-in-Fact – Pursuant to Powers of Attorney

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase